Note 1 - Description of Plan	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

Note 1 – Description of Plan

The following description of the First Fed Bank 401(k) Plan (the "Plan") provides only general information. Participants should refer to the Summary Plan Description, as amended, for a more complete explanation of the Plan’s provisions.

General - The Plan is a 401(k) salary deferral plan covering substantially all employees of First Fed Bank (the "Company") and is subject to provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company is the Plan’s sponsor and serves as plan administrator. The Plan was renamed First Fed Bank 401(k) Plan from First Federal Savings and Loan Association of Port Angeles 401(k) Plan effective July 1, 2022, to align with the Company name.

Eligibility - Effective September 15, 2020, all employees of the Company are eligible to participate in the Plan upon hire and having reached the minimum age requirement of 18 years.

Contributions

Participant contributions - Each year, participants may elect to make combined 401(k) and Roth 401(k) voluntary contributions up to the maximum amounts allowable of pre-tax and after-tax annual compensation, as defined in the Plan. Participants who have attained age 50 before the end of the Plan year are eligible to make voluntary catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Employees are automatically enrolled for participation at 3% upon entry with 1% annual increases up to 6%.

Employer matching contributions - The Company may elect to make discretionary contributions to the Plan. The Company matches 50% of employee contributions up to 6% of eligible compensation deferred to the Plan.

Profit sharing contributions - The Company may elect to make discretionary profit sharing contributions to the Plan. No profit sharing contributions were made during the Plan year.

Contributions are subject to regulatory limitations.

Participant accounts - Each participant’s account is credited with the participant’s and Company matching contributions. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants direct the investment of their contributions into various investment options offered by the Plan.

Vesting - Participants are vested immediately in their contributions plus actual earnings thereon. Effective September 15, 2020, vesting in the Company’s contribution portion of their account is based on years of continuous service at 25% per year after one full year of service. Participants are fully vested in all account contributions after four years of service.

Notes receivable from participants - Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of the present value of their vested account balance. The loans are issued by the Plan and secured by the balance in the participant’s account. Loan terms range from one to five years or up to 20 years for the purchase of a principal residence. Under the terms of the Plan Agreement, loans to participants will bear a reasonable rate of interest determined by the Plan administrator. Principal and interest is paid ratably through biweekly payroll deductions. Only one loan is allowed at a time. As of June 30, 2025, the rates of interest on outstanding loans ranged from 4.25 % to 9.50 % with various maturities through April 2041.

Payment of benefits - On termination of service due to death, disability, or retirement, a participant may elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in his or her account, or over any period that does not exceed the life expectancy of the beneficiary. For termination of service for other reasons, a participant may only receive the value of the vested interest in his or her account as a lump-sum distribution. If the vested account balance is $1,000 or less at termination the amount will be cashed out at the time of termination. For vested accounts with a balance between $1,000 and $5,000, the Plan will automatically roll the account to an IRA in a direct rollover if the participant is under the age of 65 and no other distribution election has been made. If the balance is over $5,000, the distribution will only be made with consent from the account holder.

Forfeitures - Forfeitures are the non-vested portion of a participant’s account that is lost upon termination of employment. Forfeitures are retained in the Plan, must be used in the subsequent year and will first be used to pay Plan administrative expenses, with any remaining amount used to reduce future Company contributions. As of June 30, 2025 and 2024, forfeited non-vested accounts totaled $104,695 and $90,556, respectively. During the year ended June 30, 2025, $93,675 of forfeitures were used to pay administrative expenses and reduce Company contributions.